Supplement Dated November 1, 2016
To The Prospectus Dated April 25, 2016, as amended September 19, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

In the section entitled, "Summary Overview of Each Fund" for the JNL/Invesco China-India Fund under "Principal Investment Strategies," please delete the subsection "China Strategy" in the entirety and replace with the following:

China Strategy

The objective of the China Strategy is to achieve long-term capital growth through a portfolio of investments with an exposure to the economy of the Greater China region (including mainland China, Hong Kong, Macau and Taiwan).

The China Strategy may include investments such as transferable securities, money market instruments, warrants, and collective investment schemes.

The Fund may invest in China A-shares through the mutual market access program which investors such as the Fund can deal in permitted securities listed on the relevant stock exchanges in mainland China through The Stock Exchanges of Hong Kong Limited and clearing house in Hong Kong or other stock exchanges in the future as permitted by the regulators and their respective clearing house ("Connect Program").

In the section entitled, "Summary Overview of Each Fund" for the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund under "Portfolio Management," please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Erin Gibbs (SPIAS)	2011	Portfolio Manager, Equities
William Charles Bassignani (SPIAS)	2011	Chief Investment Officer
Karen Q. Wong, CFA (Mellon Capital)	2007	Managing Director
Richard A. Brown, CFA (Mellon Capital)	2007	Director
Thomas J. Durante, CFA (Mellon Capital)	2010	Managing Director

In the section entitled, "Summary Overview of Each Fund" for the JNL/S&P Mid 3 Fund and JNL/S&P International 5 Fund under "Portfolio Management," please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Erin Gibbs (SPIAS)	April 2014	Portfolio Manager, Equities
William Charles Bassignani (SPIAS)	April 2014	Chief Investment Officer
Karen Q. Wong, CFA (Mellon Capital)	April 2014	Managing Director
Richard A. Brown, CFA (Mellon Capital)	April 2014	Director
Thomas J. Durante, CFA (Mellon Capital)	April 2014	Managing Director

In the section entitled, "Summary Overview of Each Fund" for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund under "Portfolio Management," please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Charles Bassignani (SPIAS)	2011	Chief Investment Officer
Michael Carapucci (SPIAS)	2010	Deputy Chief Investment Officer and Portfolio Manager, Multi-Manager

In the section entitled "Additional Information About the Funds" for the JNL/Invesco China-India Fund under "Principal Investment Strategies," please delete the subsection "China Strategy" in the entirety and replace with the following:

China Strategy

The objective of the China Strategy is to achieve long-term capital growth through a portfolio of investments with an exposure to the economy of the Greater China region (including mainland China, Hong Kong, Macau and Taiwan).

The China Strategy may include investments such as transferable securities, money market instruments, warrants, and collective investment schemes.

The Fund may invest in China A-shares through the mutual market access program which investors such as the Fund can deal in permitted securities listed on the relevant stock exchanges in mainland China through The Stock Exchanges of Hong Kong Limited and clearing house in Hong Kong or other stock exchanges in the future as permitted by the regulators and their respective clearing house ("Connect Program").

In the section entitled "Additional Information About the Funds" for the JNL/Invesco China-India Fund under "Principal Investment Strategies," in the subsection "India Strategy," please delete the seventh paragraph in its entirety and replace with the following:

In rendering investment sub-advisory services to the Fund, Invesco Hong Kong Limited ("IHKL"), the Fund's sub-adviser, may use the portfolio management, research, and other resources of Invesco Asset Management (India) Private Limited (previously known as Religare Invesco Asset Management Company Private Limited) ("IAMI"), a foreign (non-U.S.) affiliate of IHKL that is not registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). One or more IAMI employees may provide services to the Fund through a "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser (or sub-adviser as the case herein). Under the participating affiliate arrangement, IAMI and its employees are considered "associated persons" of IHKL (as that term is defined in the Advisers Act) and investment professionals from IAMI may render portfolio management, research, and other services to the Fund, subject to the supervision of IHKL.

In the section entitled "Additional Information About the Funds" for the JNL/Invesco China-India Fund under "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)," please delete the first five paragraphs in the entirety and replace with the following:

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Risks of Investments in China A-shares through the Connect Program. The Connect Program  is subject to daily quota limitations and an investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund's ability to invest in China A-shares through the Connect Program and to enter into or exit trades on a timely basis. The relevant China A-shares market may be open at a time when the Connect Program is not trading, with the result that prices of China A-shares may fluctuate at times when the Fund is unable to add to or exit its position.

Only certain China A-shares are eligible to be accessed through the Connect Program. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Connect Program. Because the Connect Program is new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. The Connect Program is subject to regulations promulgated by regulatory authorities for the relevant stock exchanges in mainland China and The Stock Exchange of Hong Kong Limited or other regulatory authorities of other stock exchanges in the future as permitted, and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Connect Program, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that the relevant exchanges will continue to support the Connect Program in the future.

Investments in China A-shares may not be covered by the securities investor protection programs of the relevant exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. In the event that the depository of the relevant China stock exchange ("ChinaClear") defaulted, a Fund may not be able to recover fully its losses from ChinaClear or may be delayed in receiving proceeds as part of any recovery process. In addition, because all trades on the Connect Program in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, the Funds investing through the Connect Program must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.

China A-shares purchased through the Connect Program are held in nominee name and not the Fund's name as the beneficial owner. It is possible, therefore, that a Fund's ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A-shares may be limited because the nominee structure has not been tested in Chinese courts. In addition, a Fund may not be able to participate in corporate actions affecting China A-shares held through the Connect Program due to time constraints or for other operational reasons.

Trades on the Connect Program are subject to certain requirements prior to trading. If these requirements are not completed prior to the market opening, a Fund cannot sell the shares on that trading day. In addition, these requirements may limit the number of brokers that a Fund may use to execute trades. If an investor holds 5% or more of the total shares issued by a China A share issuer, the investor must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. If a Fund holds 5% or more of the total shares of a China-A share issuer through its Connect Program investments, its profits may be subject to these limitations. All accounts managed by the Adviser and/or its affiliates will be aggregated for purposes of this 5% limitation, which makes it more likely that a Fund's profits may be subject to these limitations.

In the section entitled "Additional Information About the Funds" for the JNL/Invesco China-India Fund under "The Sub-Adviser and Portfolio Management," please delete the first paragraph in the entirety and replace with the following:

The Sub-Adviser and Portfolio Management. The Sub-Adviser for the JNL/Invesco China-India Fund is Invesco Hong Kong Limited ("IHKL"), located at 41/F, Champion Tower, Three Garden Road, Central, Hong Kong, China.   IHKL is an indirect, wholly owned subsidiary of Invesco Ltd. As of December 31, 2015, Invesco Ltd. managed approximately $775.6 billion in total assets.

In the section entitled "Additional Information About the Funds" for the JNL/S&P Competitive Advantage Fund under "Principal Investment Strategies," please delete the third paragraph in its entirety.

In the section entitled "Additional Information About the Funds" for the JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund under "Principal Investment Strategies," please delete the fourth paragraph in its entirety.

In the section entitled, "Additional Information About the Funds" for the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, JNL/S&P Mid 3 Fund and JNL/S&P International 5 Fund under "The Sub-Advisers and Portfolio Management," please delete the fourth and fifth paragraphs their entirety and replace with the following:

William Charles Bassignani is Managing Director, Chief Investment Officer, and Portfolio Manager, Asset Allocation for SPIAS. Mr. Bassignani is responsible for overseeing all portfolio management as well as all asset allocation recommendations for SPIAS.  Prior to that, Mr. Bassignani was Managing Director, Head of Analytical Model Development, Market Credit and Risk Strategies for Standard & Poor's from March 2008 to December 2010. Prior to that, Mr. Bassignani was Managing Director and Head of Quantitative Model Research and Development for Standard & Poor's Ratings Services. Mr. Bassignani earned his Masters in Business Administration and a BA in International Relations and Economics (Political Science) from Boston University.

Erin Gibbs was appointed Portfolio Manager Equities in 2016.  Prior to that, Ms. Gibbs was Vice President, Equity Models Management, Global Market Intelligence for S&P Capital IQ in March 2014 and Equity Chief Investment Officer, SPIAS and Director, Quantitative Portfolio Research, Global Market Intelligence for S&P Capital IQ in September 2011. Ms. Gibbs is responsible for developing the advisory business in the United States and for equity quantitative portfolio research. Ms. Gibbs was Director, ClariFI group for S&P Capital IQ from May 2006 to September 2011. Ms. Gibbs has worked in the investment teams at Pilgrim Baxter and Sanford Bernstein and has 15 years experience in the investment industry. Ms. Gibbs earned a bachelor's degree in International Management with a focus in Finance from Pace University. She has also completed level 3 of the CMT certification program and completed additional courses at the Courant Institute of New York University.

In the section entitled, "Additional Information About the Funds" for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund under "The Sub-Adviser and Portfolio Management," please delete the third and fourth paragraphs in their entirety and replace with the following:

William Charles Bassignani is Managing Director, Chief Investment Officer, and Portfolio Manager, Asset Allocation for SPIAS. Mr. Bassignani is responsible for overseeing all portfolio management as well as all asset allocation recommendations for SPIAS. Prior to that, Mr. Bassignani was Managing Director, Head of Analytical Model Development, Market Credit and Risk Strategies for Standard & Poor's from March 2008 to December 2010. Prior to that, Mr. Bassignani was Managing Director and Head of Quantitative Model Research and Development for Standard & Poor's Ratings Services. Mr. Bassignani earned his Masters in Business Administration and a BA in International Relations and Economics (Political Science) from Boston University.

Michael Carapucci was appointed Deputy Chief Investment Officer and Portfolio Manager, Multi-Manager in 2016.  Prior to that, Mr. Carapucci was a Portfolio Manager with SPIAS since January 2012 and an Investment Officer from October 2010 to December 2011. Mr. Carapucci participates in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, Mr. Carapucci was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products. Mr. Carapucci holds a Masters in Business Administration from the Zicklin School of Business-Baruch College and a BS in Finance and Investments from The College of New Jersey.

In the section entitled "Management of the Trust" under "Management Fee," please delete table row and corresponding footnote in their entirety for the JNL/T. Rowe Price Value Fund and replace with the following:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Annual Fee Paid to Adviser for The Fiscal year Ended December 31, 2015 (Annual Rate Based on Average Net Assets of Each Fund)
JNL/T. Rowe Price Value Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70%[31] .65%[17,31] .60%[31]	0.61%
17 JNAM has contractually agreed to waive 0.05% of the management fees of the Fund for net assets exceeding $150 million and up to $500 million as long as the total net assets for this Fund are above $1 billion.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review by the Board of Trustees.
31  Effective October 17, 2016, JNAM will voluntarily waive 0.01% of the management fee of the Fund for all assets, as long as the total net assets for this Fund are above $1.5 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

This Supplement is dated November 1, 2016.

Supplement Dated November 1, 2016
To The Statement of Additional Information
Dated September 19, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

On pages 24-25, in the section entitled, "III. Common Types of Investments and Management Practices," please delete "Investing through Stock Connect" in its entirety and replace with the following:

Investing through the Connect Program.  The Connect Program is subject to daily quota limitations and an investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund's ability to invest in China A-shares through the Connect Program and to enter into or exit trades on a timely basis. The relevant China A-shares market may be open at a time when the Connect Program is not trading, with the result that prices of China A-shares may fluctuate at times when the Fund is unable to add to or exit its position.

Only certain China A-shares are eligible to be accessed through the Connect Program. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Connect Program. Because the Connect Program is new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. The Connect Program is subject to regulations promulgated by regulatory authorities for the relevant stock exchanges in mainland China and The Stock Exchange of Hong Kong Limited or other regulatory authorities of other stock exchanges in the future as permitted, and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Connect Program, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that the relevant exchanges will continue to support the Connect Program in the future.

Investments in China A-shares may not be covered by the securities investor protection programs of the relevant exchanges and, without the protection of such programs, will be subject to the risk of default by the broker.  In the event that the depository of the relevant China stock exchange ("ChinaClear") defaulted, a Fund may not be able to recover fully its losses from ChinaClear or may be delayed in receiving proceeds as part of any recovery process. In addition, because all trades on the Connect Program in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, the Funds investing through the Connect Program must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.

China A-shares purchased through the Connect Program are held in nominee name and not the Fund's name as the beneficial owner. It is possible, therefore, that a Fund's ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A-shares may be limited because the nominee structure has not been tested in Chinese courts. In addition, a Fund may not be able to participate in corporate actions affecting China A-shares held through the Connect Program due to time constraints or for other operational reasons.

Trades on the Connect Program are subject to certain requirements prior to trading. If these requirements are not completed prior to the market opening, a Fund cannot sell the shares on that trading day. In addition, these requirements may limit the number of brokers that a Fund may use to execute trades. If an investor holds 5% or more of the total shares issued by a China A-share issuer, the investor must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. If a Fund holds 5% or more of the total shares of a China-A share issuer through its Connect Program investments, its profits may be subject to these limitations. All accounts managed by the Adviser and/or its affiliates will be aggregated for purposes of this 5% limitation, which makes it more likely that a Fund's profits may be subject to these limitations.

This Supplement is dated November 1, 2016.